OTHER LONG-TERM LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other long-term liabilities:
Other Deferred Credits, Noncurrent	$ 17,281,000	$ 17,904,000
Deferred credits from capital lease transactions:
Deferred credits from capital lease transactions, gross	24,691,000	24,691,000
Deferred credits from capital lease transactions, accumulated amortization	(6,785,000)	(6,162,000)
Deferred credits from capital lease transactions	17,906,000	18,529,000
Deferred credits from capital lease transactions, short-term	625,000	625,000
Deferred credits from capital lease transactions, amortization expense	$ 600,000